SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Federal deposit insurance corporation	$ 250,000
Insured limits	107,240	$ 3,589
Allowance for credit losses	113,728	201,395
Advertising costs	13,540	556	$ 46,726
Uncertain tax positions	$ 0	$ 0
Ordinary share equivalents	32,693,630	16,066,824
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	52.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage		88.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage	53.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage		48.00%	33.00%